Short-term and Long-term borrowings	12 Months Ended
Dec. 31, 2022
Short-term and Long-term borrowings
Short-term and Long-term borrowings

11. Short-term and long-term borrowings

In November 2019, the Company entered into a revolving credit facility with several banks. The credit facility enables the Company to borrow RMB1,200 million to be used for the construction of the Company’s office building and innovation center. The credit facility expires in eight years and is guaranteed by Xinjiang Qudian Technology Co., Ltd. and Qufenqi (Ganzhou) Information Technology Co., Ltd. and collateralized by the land lease right of use asset which has a carrying amount of RMB 95.65 million (US$ 13.87 million) as of December 31, 2022. Drawdowns from the credit facility will incur interest at a rate equal to the Loan Prime Rate (“LPR”). The Company is required to comply with certain financial covenants, which had been met as of December, 31, 2022. As of December 31, 2021 and 2022, the aggregate amounts of unused lines of credit for such long-term loan were RMB 1,055 and RMB 1,055 million (US$ 153 million), respectively.

11.1 Short-term borrowings

The following table presents short-term borrowings from banks mentioned above as of December 31, 2021 and 2022:

			As of December 31,
	Floating annual rate (%)	Term*	2021	2022
			RMB	RMB	US$
Banks	LPR	4 to 10 months	—	29,062,344	4,213,644
*	All short-term borrowings are current portion of borrowings greater than 1 year.

The weighted average interest rate for the outstanding borrowings was approximately 4.75% as of December 31, 2022.

11.2 Long-term borrowings

The following table presents long-term borrowings from banks mentioned above as of December 31,2021 and 2022:

			As of December 31,
	Floating annual rate (%)	Term	2021	2022
			RMB	RMB	US$
Banks	LPR	16 to 58 months	145,311,721	116,249,377	16,854,575

The weighted average interest rate for the outstanding borrowings was approximately 4.95% and 4.75% as of December 31, 2021 and 2022, respectively.

The following table sets forth the contractual obligations which has not included the impact of discount of time value as of December 31, 2021 and 2022:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Long-term borrowings and interest payables (RMB)	7,185,665	35,588,502	34,186,806	32,733,923	31,296,790	29,859,658	170,851,344
As of December 31, 2022
Long-term borrowings and interest payables (RMB)	6,262,209	33,979,547	32,585,427	31,206,419	29,827,410	—	133,861,012
Long-term borrowings and interest payables (US$)	907,935	4,926,571	4,724,443	4,524,505	4,324,568	—	19,408,022